OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	December 31, 2018	December 31, 2017
Net loan receivable from related party	37	$14.0	$36.3
Marketable securities and warrants	22(a)	14.8	24.2
Advances for the purchase of capital equipment		33.4	19.9
Bond fund investments	22(a)	1.0	1.9
Royalty interests		5.6	5.6
Long-term prepayment[1]		4.9	4.9
Derivatives	22(a)	—	4.4
Other		4.8	5.5
		$78.5	$102.7

1
On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years upon commissioning for active use. The solar power plant was commissioned for active use on June 1, 2018. A prepayment of $4.9 million was made in 2017 towards the purchase of power in connection with the agreement, and will be utilized as the power is delivered over the term of the agreement.